Significant accounting policies Property - plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office and lab equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Office and lab equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years